Annual Total Returns - FundsManager 70% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio-Service VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.79%)
Annual Return 2012	13.10%
Annual Return 2013	21.75%
Annual Return 2014	5.24%
Annual Return 2015	0.41%
Annual Return 2016	5.04%
Annual Return 2017	19.11%
Annual Return 2018	(7.50%)
Annual Return 2019	22.65%
Annual Return 2020	16.10%